Plan of arrangement and discontinued operations (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	May 23, 2017	May 09, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents, at Carrying Value	$ 7,766			$ 13,262	$ 14,697	$ 22,786
Net Assets Transferred,Value	$ (44,214)
Mason Resources Corp [Member]
Cash and Cash Equivalents, at Carrying Value			$ 8,843	$ 129
Common Stock Shares Exchanged			77,804,786
Share Price		$ 0.45	$ 0.45